Net debt - Schedule of components of net debt (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	£ 375	£ 1,178	£ 559	£ 163
Current financial investments	2,453	5,753	3,699	2,605
Borrowings	(46,755)	(47,539)	(47,072)
Financing derivatives	(233)	(763)	(793)
Net debt position	£ (44,160)	£ (41,371)	£ (43,607)	£ (40,973)